LEASES - Maturities of operating lease liabilities (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
LEASES
Less than 1 year	₫ 1,639,537	$ 67,373,618	₫ 1,611,095
From 1 to 2 years	1,513,802	62,206,780	1,829,025
From 2 to 3 years	1,385,638	56,940,127	1,700,901
From 3 to 4 years	819,732	33,685,309	1,513,648
From 4 to 5 years	514,174	21,128,991	949,310
Thereafter	1,782,592	73,252,188	2,711,213
TOTAL	7,655,475	314,587,013	10,315,192
Less: Imputed interest	2,169,629	89,156,727	3,460,492
Present value of lease obligations	5,485,846	225,430,286	6,854,700
Less: Current portion	1,486,822	61,098,090	1,524,356
Non-current portion of lease obligations	₫ 3,999,024	$ 164,332,196	₫ 5,330,344